Unit and Stock-based Compensation, Equity Compensation to a Former Director (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Jun. 10, 2020	Sep. 30, 2022	Sep. 30, 2021	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019	Aug. 31, 2018
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Service-based vesting requirements, vesting period								4 years
Unit-based compensation expenses		$ 9,686	$ 664	$ 343	$ 916	$ 23,353	$ 1,806	$ 2,485	$ 6,780
Selling, General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Unit-based compensation expenses		$ 9,435	$ 593	$ 280	846	$ 22,870	$ 1,623	$ 2,217	4,636
Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Option to purchase maximum number of common stock (in shares)										500,000
Common stock exercise price per share (in dollars per share)										$ 3.67
Service-based vesting requirements, vesting period								3 years
Option to purchase common stock, expiry period								10 years
Agreement to purchase common stock, canceled (in shares)	500,000			500,000
Amount paid towards termination of agreement	$ 30
Director [Member] | Accrued Expenses and Other Current Liabilities [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Employee-related Liabilities								$ 204
Director [Member] | Other Non-current Liabilities [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Employee-related Liabilities					$ 483			$ 361
Director [Member] | Selling, General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Unit-based compensation expenses				$ 154					$ 347